INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Applicable tax rate (percent)	24.00%	24.00%	24.00%
Profit before taxes	€ 1,888,956	€ 1,602,354	€ 1,177,766
Theoretical income tax expense	453,349	384,565	282,664
Permanent and other differences	(145,802)	(95,836)	(85,736)
Italian Regional Income Tax (IRAP)	50,408	48,912	39,446
Effect of changes in tax rates and tax regulations	938	961	553
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,681	2,156	1,945
Taxes relating to prior years	(2,955)	2,276	(1,274)
Withholding tax on earnings	4,424	1,863	875
Total income tax expense	€ 363,043	€ 344,897	€ 238,472
Effective tax rate	19.20%	21.50%	20.20%